Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2025	2024
Cost:
Computers	179	240
Laboratory equipment	1,291	1,836
Machinery and equipment	1,220	1,160
Office Equipment	139	294
Leasehold Improvements	9	804
	2,838	4,334

Less – accumulated depreciation	(1,272)	(1,476)

	1,566	2,858

The depreciation expense related to property and equipment, net for the years ended December 2025, 2024 and 2023 was included in the Company’s consolidated statements of comprehensive loss, excluding discontinued operations.

The depreciation expense related to property and equipment, net for the years ended December 2025, 2024 and 2023 from discontinued operations was in the amount of USD 12 thousand, USD 0 thousand and USD 51 thousand, respectively.

Additionally, during the year 2025, the Company sold fixed assets for total consideration of USD 349 thousand with a net book value of USD 636 thousand.

The total depreciation expense related to the Company’s property and equipment recognized for the years ended December 31, 2025, 2024 and 2023 was comprised as follows:

	Year ended December 31,
	2025	2024	2023
Research and development, net	616	355	299
Marketing	9	6	23
General and administrative	92	106	130
	717	467	452